Income taxes (Income Before Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Line Items]
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ 355,674,888	$ 275,898,007	$ 211,620,233
Non PRC	(105,275,621)	(82,669,476)	(45,909,678)
Income from operations before income taxes	$ 250,399,267	193,228,531	165,710,555
PRC subsidiaries [Member]
Income taxes [Line Items]
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	33.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
Income from operations before income taxes	$ (6,030,752)	$ (23,734,648)	$ 8,759,803
Malaysia subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	25.00%